Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
South Hedland prepaid transmission access and distribution costs	$ 70	$ 67
Deferred licence fees	0	9
Project development costs	25	19
Long-term prepaids and other assets	59	56
Loan receivable		47
Total other assets	$ 206	$ 198